Notes to the consolidated financial statements - Contract balances (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Notes to the consolidated financial statements
Trade receivables	€ 14,644	€ 14,326
Contract assets	2,538	2,758
Contract liabilities	€ 86,825	€ 92,680